Financial instruments - Summary of maximum exposure to credit risk for trade and subscriber receivables, other assets and cash and cash equivalent arising from sales transactions including those classified as due from related parties (Detail) - TRY (₺)
₺ in Thousands
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gross carrying amount | Other assets
Disclosure of provision matrix
Financial assets	₺ 172,088,062	₺ 150,450,828
Gross carrying amount | Other assets | Not Due
Disclosure of provision matrix
Financial assets	166,451,570	145,271,903
Gross carrying amount | Other assets | Less Than 30 Days Past Due
Disclosure of provision matrix
Financial assets	2,058,238	2,022,883
Gross carrying amount | Other assets | Less Than 60 Days Past Due
Disclosure of provision matrix
Financial assets	475,666	412,519
Gross carrying amount | Other assets | Less Than 90 Days Past Due
Disclosure of provision matrix
Financial assets	281,111	262,362
Gross carrying amount | Other assets | Less Than 120 Days Past Due
Disclosure of provision matrix
Financial assets	236,567	213,536
Gross carrying amount | Other assets | Less Than 150 Days Past Due
Disclosure of provision matrix
Financial assets	241,750	364,165
Gross carrying amount | Other assets | Less Than 3 years Past Due
Disclosure of provision matrix
Financial assets	1,859,298	1,394,942
Gross carrying amount | Other assets | Less Than 4 years Past Due
Disclosure of provision matrix
Financial assets	362,517	346,941
Gross carrying amount | Other assets | Less Than 5 years Past Due
Disclosure of provision matrix
Financial assets	121,345	161,577
Gross carrying amount | Derivative financial instruments, financial assets, other assets and cash and cash equivalent
Disclosure of provision matrix
Financial assets	145,896,542
Gross carrying amount | Derivative financial instruments, financial assets, other assets and cash and cash equivalent | Not Due
Disclosure of provision matrix
Financial assets	145,858,379
Gross carrying amount | Derivative financial instruments, financial assets, other assets and cash and cash equivalent | Overdue
Disclosure of provision matrix
Financial assets	38,163
Gross carrying amount | Contract assets
Disclosure of provision matrix
Financial assets	6,587,202	7,030,116
Gross carrying amount | Contract assets | Not Due
Disclosure of provision matrix
Financial assets	6,587,202	7,030,116
Gross carrying amount | Other assets from financial services
Disclosure of provision matrix
Financial assets	9,329,146	10,040,731
Gross carrying amount | Other assets from financial services | Not Due
Disclosure of provision matrix
Financial assets	6,939,097	7,605,496
Gross carrying amount | Other assets from financial services | Less Than 30 Days Past Due
Disclosure of provision matrix
Financial assets	1,330,537	1,506,357
Gross carrying amount | Other assets from financial services | Less Than 60 Days Past Due
Disclosure of provision matrix
Financial assets	479,110	401,836
Gross carrying amount | Other assets from financial services | Less Than 90 Days Past Due
Disclosure of provision matrix
Financial assets	189,207	196,833
Gross carrying amount | Other assets from financial services | Less Than 120 Days Past Due
Disclosure of provision matrix
Financial assets	180,633	96,292
Gross carrying amount | Other assets from financial services | Less Than 150 Days Past Due
Disclosure of provision matrix
Financial assets	52,437	39,166
Gross carrying amount | Other assets from financial services | Less Than 3 years Past Due
Disclosure of provision matrix
Financial assets	148,719	183,834
Gross carrying amount | Other assets from financial services | Less Than 4 years Past Due
Disclosure of provision matrix
Financial assets	1,797	2,018
Gross carrying amount | Other assets from financial services | Less Than 5 years Past Due
Disclosure of provision matrix
Financial assets	7,609	8,899
Loss allowance | Other assets
Disclosure of provision matrix
Financial assets	(950,438)	(862,072)	₺ (1,143,758)
Loss allowance | Other assets | Not Due
Disclosure of provision matrix
Financial assets	(153,674)	(168,202)
Loss allowance | Other assets | Less Than 30 Days Past Due
Disclosure of provision matrix
Financial assets	(49,333)	(52,107)
Loss allowance | Other assets | Less Than 60 Days Past Due
Disclosure of provision matrix
Financial assets	(16,630)	(16,147)
Loss allowance | Other assets | Less Than 90 Days Past Due
Disclosure of provision matrix
Financial assets	(16,022)	(12,619)
Loss allowance | Other assets | Less Than 120 Days Past Due
Disclosure of provision matrix
Financial assets	(16,980)	(16,360)
Loss allowance | Other assets | Less Than 150 Days Past Due
Disclosure of provision matrix
Financial assets	(32,306)	(15,598)
Loss allowance | Other assets | Less Than 3 years Past Due
Disclosure of provision matrix
Financial assets	(371,952)	(275,011)
Loss allowance | Other assets | Less Than 4 years Past Due
Disclosure of provision matrix
Financial assets	(243,499)	(238,960)
Loss allowance | Other assets | Less Than 5 years Past Due
Disclosure of provision matrix
Financial assets	(50,042)	(67,068)
Loss allowance | Derivative financial instruments, financial assets, other assets and cash and cash equivalent | Not Due
Disclosure of provision matrix
Financial assets	(5,818)
Loss allowance | Contract assets
Disclosure of provision matrix
Financial assets	(7,899)	(7,151)	(6,405)
Loss allowance | Contract assets | Not Due
Disclosure of provision matrix
Financial assets	(7,899)	(7,151)
Loss allowance | Other assets from financial services
Disclosure of provision matrix
Financial assets	(215,637)	(211,379)	₺ (277,710)
Loss allowance | Other assets from financial services | Not Due
Disclosure of provision matrix
Financial assets	(15,410)	(15,568)
Loss allowance | Other assets from financial services | Less Than 30 Days Past Due
Disclosure of provision matrix
Financial assets	(10,189)	(4,227)
Loss allowance | Other assets from financial services | Less Than 60 Days Past Due
Disclosure of provision matrix
Financial assets	(2,270)	(1,330)
Loss allowance | Other assets from financial services | Less Than 90 Days Past Due
Disclosure of provision matrix
Financial assets	(7,608)	(2,622)
Loss allowance | Other assets from financial services | Less Than 120 Days Past Due
Disclosure of provision matrix
Financial assets	(35,856)	(39,389)
Loss allowance | Other assets from financial services | Less Than 150 Days Past Due
Disclosure of provision matrix
Financial assets	(33,368)	(22,299)
Loss allowance | Other assets from financial services | Less Than 3 years Past Due
Disclosure of provision matrix
Financial assets	(101,530)	(114,832)
Loss allowance | Other assets from financial services | Less Than 4 years Past Due
Disclosure of provision matrix
Financial assets	(1,797)	(2,025)
Loss allowance | Other assets from financial services | Less Than 5 years Past Due
Disclosure of provision matrix
Financial assets	₺ (7,609)	₺ (9,087)